AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 96.2%
Communication Services - 2.3%
Bumble, Inc., Class A*	115,000	$2,248,250
Integral Ad Science Holding Corp.*	205,000	2,925,350

Total Communication Services		5,173,600
Consumer Discretionary - 12.1%
Boot Barn Holdings, Inc.*	38,500	2,950,640
European Wax Center, Inc., Class A	132,718	2,521,642
Global-e Online, Ltd. (Israel)*,1	64,000	2,062,720
Hilton Grand Vacations, Inc.*	75,800	3,367,794
Leslie's, Inc.*	198,800	2,188,788
Malibu Boats, Inc., Class A*	23,000	1,298,350
MYT Netherlands Parent, B.V. (Germany)*	154,900	1,088,947
Planet Fitness, Inc., Class A*	44,000	3,417,480
Topgolf Callaway Brands Corp.*	170,900	3,694,858
Visteon Corp.*	11,100	1,740,813
Wingstop, Inc.	9,800	1,799,084
YETI Holdings, Inc.*,1	33,000	1,320,000

Total Consumer Discretionary		27,451,116
Consumer Staples - 2.9%
BJ's Wholesale Club Holdings, Inc.*	54,000	4,107,780
The Simply Good Foods Co.*	62,000	2,465,740

Total Consumer Staples		6,573,520
Energy - 5.6%
Cactus, Inc., Class A	97,900	4,036,417
Magnolia Oil & Gas Corp., Class A	111,700	2,443,996
Matador Resources Co.	99,000	4,717,350
SM Energy Co.	59,300	1,669,888

Total Energy		12,867,651
Financials - 7.1%
Flywire Corp.*	70,000	2,055,200
Hamilton Lane, Inc., Class A	63,000	4,660,740
MVB Financial Corp.	72,000	1,486,080
PJT Partners, Inc., Class A	22,000	1,588,180
ProAssurance Corp.	135,000	2,494,800
Victory Capital Holdings, Inc., Class A	135,000	3,951,450

Total Financials		16,236,450
Health Care - 15.5%
Addus HomeCare Corp.*	18,700	1,996,412
Ascendis Pharma A/S, ADR (Denmark)*	30,000	3,216,600
AtriCure, Inc.*	75,000	3,108,750
Certara, Inc.*	40,000	964,400
HealthEquity, Inc.*	57,200	3,358,212
	Shares	Value

Heska Corp.*	18,000	$1,757,160
Inspire Medical Systems, Inc.*	8,800	2,059,816
Intra-Cellular Therapies, Inc.*	44,100	2,388,015
IVERIC bio, Inc.*	60,000	1,459,800
Phreesia, Inc.*	50,000	1,614,500
Prometheus Biosciences, Inc.*	13,800	1,481,016
PTC Therapeutics, Inc.*	52,500	2,543,100
Shockwave Medical, Inc.*	9,800	2,124,934
Silk Road Medical, Inc.*	37,200	1,455,636
Tarsus Pharmaceuticals, Inc.*	134,950	1,696,321
Treace Medical Concepts, Inc.*	95,000	2,393,050
Xenon Pharmaceuticals, Inc. (Canada)*	45,100	1,614,129

Total Health Care		35,231,851
Industrials - 28.7%
ACV Auctions, Inc., Class A*	150,000	1,936,500
ASGN, Inc.*	21,500	1,777,405
The AZEK Co., Inc.*	112,000	2,636,480
Casella Waste Systems, Inc., Class A*	82,000	6,778,120
Driven Brands Holdings, Inc.*	165,000	5,001,150
EMCOR Group, Inc.	22,000	3,576,980
Esab Corp.	105,500	6,231,885
ExlService Holdings, Inc.*	30,000	4,854,900
Exponent, Inc.	33,200	3,309,708
Hexcel Corp.	54,500	3,719,625
ITT, Inc.	40,000	3,452,000
RBC Bearings, Inc.*	8,000	1,861,840
Regal Rexnord Corp.	22,700	3,194,571
Saia, Inc.*	10,300	2,802,424
Tetra Tech, Inc.	24,800	3,643,368
WillScot Mobile Mini Holdings Corp.*	37,500	1,758,000
WNS Holdings, Ltd., ADR (India)*	68,000	6,335,560
Zurn Elkay Water Solutions Corp.	110,000	2,349,600

Total Industrials		65,220,116
Information Technology - 18.7%
Allegro MicroSystems, Inc.*	51,000	2,447,490
CyberArk Software, Ltd. (Israel)*	12,900	1,908,942
JFrog, Ltd. (Israel)*	95,000	1,871,500
Kulicke & Soffa Industries, Inc. (Singapore)	45,600	2,402,664
MACOM Technology Solutions Holdings, Inc.*	40,500	2,869,020
New Relic, Inc.*	37,000	2,785,730
Onto Innovation, Inc.*	40,000	3,515,200
Paycor HCM, Inc.*	167,300	4,436,796
PowerSchool Holdings, Inc., Class A*	267,700	5,305,814

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 18.7% (continued)
Q2 Holdings, Inc.*	33,500	$824,770
Smartsheet, Inc., Class A*	55,000	2,629,000
Sprout Social, Inc., Class A*	38,500	2,343,880
Synaptics, Inc.*	28,900	3,212,235
Vertex, Inc., Class A*	150,000	3,103,500
Workiva, Inc.*	28,500	2,918,685

Total Information Technology		42,575,226
Materials - 0.9%
Avient Corp.	48,900	2,012,724
Real Estate - 2.4%
Kennedy-Wilson Holdings, Inc.[1]	130,000	2,156,700
National Storage Affiliates Trust, REIT	80,000	3,342,400

Total Real Estate		5,499,100

Total Common Stocks (Cost $192,620,324)		218,841,354

Principal Amount
Short-Term Investments - 3.6%
Joint Repurchase Agreements - 0.1%[2]
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $110,805 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $112,976)	$110,761	110,761

	Shares	Value
Other Investment Companies - 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.71%[3]	3,225,673	$3,225,673
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.79%[3]	4,838,509	4,838,509

Total Other Investment Companies		8,064,182

Total Short-Term Investments (Cost $8,174,943)		8,174,943
Total Investments - 99.8% (Cost $200,795,267)		227,016,297
Other Assets, less Liabilities - 0.2%		417,181
Net Assets - 100.0%		$227,433,478

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,106,799 or 0.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$218,841,354	—	—	$218,841,354
Short-Term Investments
Joint Repurchase Agreements	—	$110,761	—	110,761
Other Investment Companies	8,064,182	—	—	8,064,182
Total Investments in Securities	$226,905,536	$110,761	—	$227,016,297

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,106,799	$110,761	$2,002,295	$2,113,056
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	07/15/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.